Share-Based Compensation Plan - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) share $ / shares	Dec. 31, 2024 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards	$ 24,041,000	$ 11,871,000	[1]
Closing share price (in dollars per share) | $ / shares	$ 4.44	$ 3.70
Maximum percentage of issuable awards to outstanding common stock	3.80%
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards	$ 9,268,000	$ 6,001,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	200.00%
Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 2.93	4.34
Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 2.88	4.46
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	1
Weighted average fair value of share awards (in cad per share)	$ 2.92	$ 4.24
Performance awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	0
Performance awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	2

[1]	Comparative period has been revised to reflect current period presentation